Net Loss Per Share - Schedule of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended				6 Months Ended				11 Months Ended					12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2022 [1]	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021 [2]	Jan. 31, 2021
Net loss	$ (9,974)		$ (10,074)		$ (20,444)		$ (17,861)
Basic	$ (0.09)		$ (0.46)		$ (0.24)		$ (0.82)
Diluted	$ (0.09)		$ (0.46)		$ (0.24)		$ (0.82)
Weighted-average Class A Common Stock outstanding, Basic	114,096,390	[1]	21,977,123	[1]	84,060,966	[1]	21,912,665	[1]		17,146,853		16,230,951
Weighted-average Class A Common Stock outstanding, Diluted	114,096,390	[1]	21,977,123	[1]	84,060,966	[1]	21,912,665	[1]		17,146,853		16,230,951
Rigetti Holdings Inc
Net loss										$ (38,241,499)					$ (26,127,496)
Basic										$ (2.23)	[2]	$ (1.4)		$ (1.61)
Diluted										$ (2.23)	[2]	$ (1.4)		$ (1.61)
Weighted-average Class A Common Stock outstanding, Basic									17,146,853	17,146,853	[2]	16,212,027	[1]	16,230,951
Weighted-average Class A Common Stock outstanding, Diluted									17,146,853	17,146,853	[2]	16,212,027	[1]	16,230,951
Class A Ordinary Shares
Basic	$ (0.09)		$ (0.46)		$ (0.24)		$ (0.82)
Diluted	$ (0.09)		$ (0.46)		$ (0.24)		$ (0.82)
Weighted-average Class A Common Stock outstanding, Basic	114,096,390		21,977,123		84,060,966		21,912,665
Weighted-average Class A Common Stock outstanding, Diluted	114,096,390		21,977,123		84,060,966		21,912,665
Class A Ordinary Shares | Rigetti Holdings Inc
Basic										$ (2.23)					$ (1.61)
Diluted										$ (2.23)					$ (1.61)

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.
[2]	Weighted-average shares and net loss per share have been retroactively restated to give effect to the Business Combination.